Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 10 - Commitments and Contingencies

The Company may be party to legal proceedings in the ordinary course of business. The Company believes, excluding the matters below, that the nature of these proceedings (collection actions, etc.) are typical for a Company of our size and scope of operations.

Currently, there is one pending legal proceeding involving the Company. On April 28, 2015, the Passaic Valley Sewerage Commission (the “PVSC”) filed a civil action against Acquisition Sub #4 in the Superior Court of New Jersey Chancery Division located in Essex County. The civil action relates to two alleged exceedances of the limits in the wastewater permit held by Acquisition Corp. #4. The Company estimates the range of the potential loss involved in this dispute is from $5,000 to $15,000.

The Company is also aware of two matters that involve alleged claims against the Company, and it is at least reasonably possible that the claims will be pursued. Both of these claims are related to our New Jersey processing facility. The smaller of the claims is related to construction management services provided for the ongoing improvements to the facility. The entity has billed the Company for amounts above their contract amount for services that the Company believes were, to some extent, either already paid for, or overbilled. The estimated range involved in this dispute is from $0 to $175,000. The second matter involves our contracts with our former director and his related entities that provide services, and is the landlord, for the processing facility. In this matter, the landlord of the Company’s leased property claims back rent is due for property used by the Company outside of the scope of its lease agreement. The estimated range involved in this dispute is from $0 to $750,000.

Management believes both of these claims are meritless, and the Company will defend itself to the extent it is economically justified. During the fiscal quarter ended March 31, 2015, the landlord denied the Company access to the facility and prepared an eviction notice. The Company negotiated a payment in the amount of $250,000 to regain access to the New Jersey facility, and reached an accord to negotiate with the landlord to resolve the outstanding issues by May 31, 2015. Although the May 31st date has passed, the Company continues to actively discuss potential resolutions to the dispute with the landlord. As of June 30, 2015 and December 31, 2014, the Company recorded an accrual in the amount of $275,000 and $525,000, respectively, to provide for potential costs to litigate or resolve these matters.

Environmental Matters

We are subject to federal, state, and local laws, regulations and ordinances relating to the protection of the environment, including those governing discharges to air and water, handling and disposal practices for solid and hazardous wastes, and occupational health and safety. It is management’s opinion that the Company is not currently exposed to significant environmental remediation liabilities or asset retirement obligations. However, if a release of hazardous substances occurs, or is found on one of our properties from prior activity, we may be subject to liability arising out of such conditions and the amount of such liability could be material.

The Company accrues for potential environmental liabilities in a manner consistent with accounting principles generally accepted in the United States; that is, when it is probable a liability has been incurred and the amount of the liability is reasonably estimable. The Company reviews the status of its environmental sites on a yearly basis and adjusts its reserves accordingly. Such potential liabilities accrued by the Company do not take into consideration possible recoveries of future insurance proceeds. The Company maintains insurance coverage for unintentional acts that result in environmental remediation liabilities up to $1 million per occurrence; $2 million aggregate, with an umbrella liability policy that doubles the coverage. They do, however, take into account the likely share other parties will bear at remediation sites. It would be difficult to estimate the Company’s ultimate level of liability due to the number of other parties that may be involved, the complexity of determining the relative liability among those parties, the uncertainty as to the nature and scope of the investigations and remediation to be conducted, the uncertainty in the application of law and risk assessment, the various choices and costs associated with diverse technologies that may be used in corrective actions at the sites, and the often quite lengthy periods over which eventual remediation may occur. Nevertheless, the Company does not currently believe that any claims, penalties or costs in connection with known environmental matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company is aware of one environmental remediation issue related to our leased property in New Jersey, which is currently subject to a remediation stemming from the sale of property by the previous owner in 2008 to the current landlord. To management’s knowledge, the landlord has engaged a licensed site remediation professional and has assumed responsibility for this remediation. In management’s opinion the liability for this remediation is the responsibility of the landlord. However, the landlord has disputed this position and it is an open issue subject to negotiation and the ultimate transfer of the New Jersey business. Currently, we have no knowledge as to the scope of the landlord’s remediation obligation.

The Company acknowledges that there will need to be an asset retirement obligation recorded for environmental matters that are expected to be addressed at the eventual asset retirement of our facility in New Jersey. Currently, the landlord of the property maintains a letter of credit, in the approximate amount of $400,000, to the benefit of the state of New Jersey to support such asset retirement expenditures. The transfer of the business operations to GlyEco, which began with the transfer of the Class D permit in August 2014, is still in process. Upon completion of the transfer, we anticipate that the Company will record an asset retirement obligation of approximately $400,000. We will need to post the $400,000 letter of credit with the New Jersey Department of Environmental Protection to ensure the funds are available if the facility is closed. The resultant $400,000 asset retirement obligation will be expensed over the anticipated operating life of the project, which is estimated to be approximately 25 years.

Rental Agreements

During the years ended December 31, 2014 and 2013, the Company rented office and warehouse space on a monthly basis under a written rental agreements. The terms of these agreements range from several months to five years.

For the years ended December 31, 2014 and 2013, rent expense was $694,899 and $516,952, respectively.

Future minimum lease payments due are as follows:

Year Ended December 31,
2015	$645,687
2016	650,652
2017	564,251
2018	80,651
Total minimum lease payments	$1,941,241

Litigation

The Company may be party to legal proceedings in the ordinary course of business. The Company believes that the nature of these proceedings (collection actions, etc.) are typical for a Company of our size and scope of operations. Currently, there are no pending legal proceedings.

However, the Company is aware of two matters that involve alleged claims against the Company, and it is at least reasonably possible that the claims will be pursued. Both of these claims are related to our New Jersey processing facility. The smaller of the claims is related to construction management services provided for the ongoing improvements to the facility. The entity has billed for amounts above their contract amount for services that the Company believes were, to some extent, either already paid for, or overbilled. The estimated range involved in this dispute is from $0 to $175,000. The second matter involves our contracts with our former director and his related entities that provide services, and is the landlord, for the processing facility. In this matter, the landlord of the Company's leased property claims back rent is due for property used by the Company outside of the scope of its lease agreement. The estimated range involved in this dispute is from $0 to $750,000.

Management believes both of these claims are meritless, and the Company will defend itself to the extent it is economically justified. Subsequent to December 31, 2014, the landlord denied the Company access to the facility and prepared an eviction notice. The Company negotiated a payment in the amount of $250,000 to regain access to the facility, and reached an accord to negotiate with the landlord to resolve the outstanding issues by May 31, 2015. As of December 31, 2014, the Company has recorded an accrual in the amount of $525,000 to reflect the $250,000 payment, as well as to provide for potential costs to litigate these matters.

Environmental Matters

We are subject to federal, state, and local laws, regulations and ordinances relating to the protection of the environment, including those governing discharges to air and water, handling and disposal practices for solid and hazardous wastes, and occupational health and safety. It is management's opinion that the Company is not currently exposed to significant environmental remediation liabilities or asset retirement obligations as of December 31, 2014 and 2013. However, if a release of hazardous substances occurs, or is found on one of our properties from prior activity, we may be subject to liability arising out of such conditions and the amount of such liability could be material.

The Company accrues for potential environmental liabilities in a manner consistent with accounting principles generally accepted in the United States; that is, when it is probable a liability has been incurred and the amount of the liability is reasonably estimable. The Company reviews the status of its environmental sites on a yearly basis and adjusts its reserves accordingly. Such potential liabilities accrued by the Company do not take into consideration possible recoveries of future insurance proceeds. The Company maintains insurance coverage for unintentional acts that result in environmental remediation liabilities up to $1 million per occurrence; $2 million aggregate, with an umbrella liability policy that doubles the coverage. They do, however, take into account the likely share other parties will bear at remediation sites. It is difficult to estimate the Company's ultimate level of liability at many remediation sites due to the number of other parties that may be involved, the complexity of determining the relative liability among those parties, the uncertainty as to the nature and scope of the investigations and remediation to be conducted, the uncertainty in the application of law and risk assessment, the various choices and costs associated with diverse technologies that may be used in corrective actions at the sites, and the often quite lengthy periods over which eventual remediation may occur. Nevertheless, the Company does not currently believe that any claims, penalties or costs in connection with known environmental matters will have a material adverse effect on the Company's financial position, results of operations or cash flows.

The Company is aware of one environmental remediation issue related to our leased property in New Jersey, which is currently subject to a remediation stemming from the sale of property by the previous owner in 2008 to the current landlord. To Management's knowledge, the landlord has engaged a licensed site remediation professional and had assumed responsibility for this remediation. In Management's opinion the liability for this remediation is the responsibility of the landlord. However, the landlord has disputed this position and it is an open issue subject to negotiation and the ultimate transfer of the New Jersey business. Currently, we have no knowledge as to the scope of the landlord's remediation obligation.

The Company acknowledges that there will need to be recorded an asset retirement obligation for environmental matters that are expected to be addressed at the eventual asset retirement of our facility in New Jersey. Currently, the landlord of the property maintains a letter of credit, in the approximate amount of $400,000, to the benefit of the state of New Jersey to support such asset retirement expenditures. The transfer of the business operations to GlyEco, which began with the transfer of the Class D permit in August 2014, is still in process. Upon completion of the transfer, we anticipate that the Company will record an asset retirement obligation of approximately $400,000. We will need to post the $400,000 letter of credit with the New Jersey Department of Environmental Protection to ensure the funds are available if the facility is closed. The resultant $400,000 asset retirement obligation will be expensed over the anticipated operating life of the project, which is estimated to be approximately 25 years.